SEGMENT REPORTING (Details Narrative)	12 Months Ended
Dec. 31, 2024 Segment
Revenue, Major Customer [Line Items]
Number of reportable segments	2
Single Customer [Member] | Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Risk percentage	10.00%